CAPITAL STOCK (Details) $ / shares in Units, $ in Thousands	Apr. 15, 2024 USD ($) $ / shares shares	Mar. 31, 2024	Jun. 30, 2023 shares	Jun. 30, 2024 $ / shares shares	Apr. 01, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)				152,399,733		128,723,386	128,723,386
Stock split number of shares issued (in shares)			20,000
Subsequent changes to number of common shares		6,436.1693	33.33
Common stock, shares authorized (in shares)				1,250,000,000	1,250,000,000	64,361,693,000	64,361,693,000
Common stock, par value (in us dollars per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized (in shares)					50,000,000
Preferred stock (in usd dollars per share) | $ / shares					$ 0.001
Common stock, shares issued (in shares)				152,399,733		128,723,386	128,723,386
Preferred stock issued (in shares)				0
IPO
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	21,428,572
Common stock, price per share (in us dollars per share) | $ / shares	$ 21.00
Sale of stock, consideration received on transaction | $	$ 450,000
Payments of stock issuance costs | $	$ 35,843
Over-allotment option
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	3,214,284
Option period	30 days
PGI
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			600